Segment information	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Segment information

Note 5 – Segment information

Operating segments

We provide drilling and related services to the offshore oil and gas industry. We have been organized into three operating segments:

1.

Floaters: Services encompassing drilling, completion and maintenance of offshore exploration and production wells. The drilling contracts relate to semi-submersible rigs and drillships for harsh and benign environments in mid-, deep- and ultra-deep waters;

2.

Jack-ups: Services encompassing drilling, completion and maintenance of offshore exploration and production wells. The drilling contracts relate to jack-up rigs for operations in harsh and benign environments; and

3.	Other: Operations including management services to third parties and related parties. Income and expenses from these management services are classified under this segment.

Segment results are evaluated on the basis of operating income, and the information given below is based on information used for internal management reporting.

Total operating revenue

(In $ millions)	Six Months Ended June 30,
	2018	2017
Floaters	482	744
Jack-ups	193	360
Other	37	42

Total operating revenue	712	1,146

Depreciation and amortization

(In $ millions)	Six Months Ended June 30,
	2018	2017
Floaters	298	301
Jack-ups	93	105

Total	391	406

Operating loss - Net loss

(In $ millions)	Six Months Ended June 30,
	2018	2017
Floaters	(446)	95
Jack-ups	(167)	(115)
Other	—	3

Operating loss	(613)	(17)

Unallocated items:
Total financial items and other	14	(96)
Income taxes	(36)	12

Net loss	(635)	(101)

Drilling units and Newbuildings - Total assets

(In $ millions)	June 30, 2018	December 31, 2017
Floaters	9,411	9,956
Jack-ups	3,369	3,508

Total drilling units and newbuildings	12,780	13,464

Unallocated items:
Assets held for sale	—	126
Investments in associated companies	1,615	1,473
Marketable securities	121	124
Cash and restricted cash	1,218	1,359
Other assets	1,311	1,436

Total assets	17,045	17,982

Drilling units and Newbuildings - Capital expenditures

(In $ millions)	Six Months Ended June 30,
	2018	2017
Floaters	93	54
Jack-ups	24	12

Total	117	66

Geographic segment data

Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following information presents our revenues and fixed assets by geographic area:

Revenues

(In US$ millions)	Six Months Ended June 30,
	2018	2017
Brazil	188	197
Nigeria	105	110
Angola	100	249
Norway	82	115
Saudi Arabia	79	80
United States	30	187
Others (1)	128	208

Total	712	1,146

(1)	Other countries represent countries in which we operate that individually had revenues representing less than 10% of total revenues earned for any of the periods presented.

Major Customers

We had the following customers with contract revenues greater than 10% in any of the periods presented:

(In US$ millions)	Six Months Ended June 30,
	2018	2017
Petroleo Brasileiro S.A (“Petrobras”)	27%	17%
Total S.A Group (“Total”)	20%	22%
Saudi Aramco	12%	8%
Exxon Mobil Corp (“Exxon”)	11%	7%
LLOG	5%	18%

Fixed assets – drilling units (1)

(In US$ millions)	As at June 30, 2018	As at December 31, 2017
Brazil	2,405	1,816
Norway	2,331	2,258
Malaysia	1,445	1,809
Spain	1,344	2,016
United States	1,239	1,266
Other (2)	3,767	4,051

Total	12,531	13,216

(1)

The fixed assets referred to in the table above exclude assets under construction. The countries in this table represent the location of the drilling unit at the end of the reporting period and are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by the assets during the period. In most cases these locations are different to the country in which the Company that owns the drilling unit is registered.

(2)	“Other countries” represent countries in which we operate that individually had fixed assets representing less than 10% of total fixed assets for any of the periods presented.